Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Apr. 02, 2023	Apr. 03, 2022	Mar. 28, 2021
Statement of comprehensive income [abstract]
Net income	$ 68.9	$ 94.6	$ 70.3
Items that will not be reclassified to earnings, net of tax:
Actuarial gain on post-employment obligation	0.6	0.1	0.7
Items that may be reclassified to earnings, net of tax:
Cumulative translation adjustment gain (loss)	16.1	(25.5)	(12.3)
Net gain (loss) on derivatives designated as cash flow hedges	0.4	8.7	(1.2)
Reclassification of net loss on cash flow hedges to income	6.0	4.7	7.3
Net gain on derivatives designated as a net investment hedge	0.0	0.0	0.2
Other comprehensive income (loss)	23.1	(12.0)	(5.3)
Comprehensive income	92.0	82.6	65.0
Attributable to:
Shareholders of the Company	95.7	82.6	65.0
Non-controlling interest	(3.7)	0.0	0.0
Comprehensive income	$ 92.0	$ 82.6	$ 65.0